Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current:
Domestic	¥ 118,433	¥ 106,951	¥ 250,780
Foreign	241,724	302,494	203,213
Total	360,157	409,445	453,993
Deferred:
Domestic	103,533	87,990	(346,367)
Foreign	64,248	3,222	(60,875)
Total	167,781	91,212	(407,242)
Income tax expense	(527,938)	(500,657)	(46,751)
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(46,184)	33,327	(59,568)
Debt valuation adjustments	4,941	(19,707)	7,858
Derivatives qualifying for cash flow hedges	(436)	(120)	(2,268)
Defined benefit plans	32,952	170,191	(10,301)
Foreign currency translation adjustments	(11,455)	155,814	85,074
Other Comprehensive Income (Loss), Tax (expense) or benefit	(20,182)	339,505	20,795
Total	¥ 507,756	¥ 840,162	¥ 67,546